ACCRUED OFFICER COMPENSATION (Details Narrative) - USD ($)	Nov. 30, 2015	Feb. 28, 2015	Feb. 28, 2014
Accrued Officer Compensation Details Narrative
Accrued compensation	$ 468,000	$ 351,000	$ 195,000